Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 58	$ 278	$ 413	$ 3,729	$ 262
Operating expenses:
Research and development	39,794	23,995	102,861	92,500	80,361
Selling, general and administrative	21,224	12,910	62,011	53,863	37,398
Loss on impairment			0	0	2,927
Total operating expenses	61,018	36,905	164,872	146,363	120,686
Loss from operations	(60,960)	(36,627)	(164,459)	(142,634)	(120,424)
Interest income	1,491	1,570	5,532	4,023	1,410
Interest expense	(2,148)	0	0	(44)	(457)
Changes in fair value of derivative liability	(90)	(92)	(199)	(140)	(591)
Other expense, net	(126)	(155)	(303)	(773)	(525)
Loss before income taxes	(61,833)	(35,304)	(159,429)	(139,568)	(120,587)
Income tax provision	(100)	0	0	(3,000)	0
Net loss	(61,933)	(35,304)	(159,429)	(142,568)	(120,587)
Unrealized gain (loss) and adjustment on securities included in net loss	521	78	11	(8)	45
Comprehensive loss	(61,412)	(35,226)	(159,418)	(142,576)	(120,542)
Basic and diluted net loss	$ (61,933)	$ (35,304)	$ (159,429)	$ (142,568)	$ (120,587)
Basic and diluted net loss per share (in dollars per share)	$ (1.15)	$ (0.85)	$ (3.67)	$ (3.94)	$ (4.01)
Basic and diluted weighted-average number of shares used in computing net loss per share (in shares)	53,868,036	41,598,919	43,460,804	36,171,582	30,101,125